UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31

Date of reporting period: 07/01/2017 – 06/30/2018

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21566
Reporting Period: 07/01/2017 - 06/30/2018
BlackRock Floating Rate Income Trust

===================== BlackRock Floating Rate Income Trust =====================

CAESARS ENTERTAINMENT CORPORATION

Ticker:       CZR            Security ID:  127686103
Meeting Date: MAY 30, 2018   Meeting Type: Annual
Record Date:  APR 04, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark Frissora            For       For          Management
1.2   Elect Director James Hunt               For       For          Management
1.3   Elect Director John Dionne              For       For          Management
1.4   Elect Director Richard Schifter         For       Withhold     Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Other Business                          For       Against      Management

--------------------------------------------------------------------------------

OCEAN RIG UDW INC.

Ticker:       ORIG           Security ID:  G66964118
Meeting Date: NOV 03, 2017   Meeting Type: Special
Record Date:  SEP 25, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Adopt the Second Amended and Restated   For       For          Management
      Memorandum and Articles
2     Reduce Authorized Common and Preferred  For       For          Management
      Stock
3     Approve the Redesignation and           For       For          Management
      Cancellation of Shares
4     Other Business                          For       Against      Management

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Floating Rate Income Trust

Date:	August 30, 2018